Operating leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three and six months ended June 30, 2024 and June 30, 2023 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
	(in thousands)
Operating lease costs	$9,287	$12,818	$22,450	$25,689
Income from sub-leases	(301)	(283)	(637)	(561)
Net operating lease costs	$8,986	$12,535	$21,813	$25,128

Of the total cost of $9.0 million incurred in the three months ended June 30, 2024 (June 30, 2023: $12.5 million), $8.0 million (June 30, 2023: $9.3 million) is recorded within selling, general and administration costs and $1.0 million (June 30, 2023: $3.2 million) is recorded within direct costs.

Of the total cost of $21.8 million incurred in the six months ended June 30, 2024 (June 30, 2023: $25.1 million), $18.0 million (June 30, 2023: $19.3 million) is recorded within selling, general and administration costs and $3.8 million (June 30, 2023: $5.8 million) is recorded within direct costs.

During the six months ended June 30, 2024 and June 30, 2023, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended June 30, 2024, totaled $11.0 million (June 30, 2023: $10.2 million). Right-of-use assets obtained, in exchange for lease obligations during the six months ended June 30, 2024, totaled $46.6 million (June 30, 2023: $22.5 million).

The weighted average remaining lease term and weighted-average discount rate at June 30, 2024 were 6.85 years and 3.71%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2023 were 6.72 years and 3.29%, respectively.

Future minimum lease payments under non-cancelable leases as of June 30, 2024 were as follows:

(in thousands)
Year 1	$42,160
Year 2	38,053
Year 3	32,707
Year 4	25,968
Year 5	18,176
Thereafter	46,671
Total future minimum lease payments	203,735
Lease imputed interest	(21,976)
Total	$181,759
Operating lease liabilities are presented as current and non-current. As at June 30, 2024, operating lease liabilities of $36.3 million have been included in Other liabilities (December 31, 2023: $36.4 million) and $145.5 million have been classified as Non-current Lease Liabilities (December 31, 2023: $126.3 million).